Leases - Schedule of Operating Leases (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Operating Lease Liabilities [Abstract]
2025	$ 596,457	$ 636,225
2026	225,151	572,098
2027	69,147	200,061
2028		58,565
Total lease payments	1,195,655	1,466,949
Less interest	59,160	84,135
Present value of lease liabilities	$ 1,136,495	$ 1,382,814